Credit Facility - Additional Information (Detail)		12 Months Ended
	Jan. 07, 2015 USD ($)	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Aggregate amount	$ 25,000,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Term of credit facility	5 years
Aggregate amount	$ 250,000,000
Additional borrowing capacity	$ 250,000,000
Amount outstanding		$ 0
Consolidated leverage ratio	3.5
Consolidated interest coverage ratio	3.0
Letter of Credit [Member] | Swing Line Loans [Member]
Line of Credit Facility [Line Items]
Aggregate amount	$ 10,000,000
Letter of Credit [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread on LIBOR (percent)		1.10%
Minimum [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Quarterly facility fee (percent)		0.125%
Minimum [Member] | Letter of Credit [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread on LIBOR (percent)		1.00%
Maximum [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Quarterly facility fee (percent)		0.20%
Maximum [Member] | Letter of Credit [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread on LIBOR (percent)		1.30%